UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA Crescent Fund
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

ITEM 1. Schedule of Investments.

	Shares or Principal Amount	Value
COMMON STOCKS — LONG
TECHNOLOGY — 13.4%
Analog Devices, Inc.	3,470,000	$135,989,300
Arris Group, Inc.*	3,447,200	44,089,688
Cisco Systems, Inc.	10,815,000	206,458,350
Google Inc.*	281,240	212,195,580
Hewlett-Packard Company	2,991,800	51,040,108
Microsoft Corporation	8,950,000	266,531,000
Oracle Corporation	5,155,000	162,330,950
Western Digital Corporation	3,175,000	122,967,750
Xerox Corporation	13,420,000	98,502,800
		$1,300,105,526
RETAILING — 10.8%
CVS Caremark Corporation	7,185,000	$347,897,700
Kao Corporation	2,130,300	62,792,297
Lowe’s Companies, Inc.	5,245,000	158,608,800
PetSmart, Inc.	1,238,200	85,411,036
Tesco plc	31,096,050	166,699,705
Walgreen Co.	2,175,000	79,257,000
Wal-Mart Stores, Inc.	2,000,000	147,600,000
		$1,048,266,538
FINANCIAL SERVICES — 10.0%
Alleghany Corporation	282,000	$97,273,080
American International Group, Inc. *	4,320,500	141,669,195
Aon Corporation	6,685,000	349,558,650
Bank of America Corporation	3,745,000	33,068,350
The Bank Of New York Mellon Corporation	4,425,000	100,093,500
CIT Group Inc. *	2,705,000	106,549,950
Citigroup Inc.	1,755,000	57,423,600
The Travelers Companies, Inc.	1,242,400	84,806,224
		$970,442,549
HEALTH CARE — 9.8%
Covidien plc	4,780,000	$284,027,600
Johnson & Johnson	1,870,000	128,861,700
Omnicare, Inc.	5,760,000	195,667,200
Thermo Fisher Scientific Inc.	3,515,000	206,787,450
WellPoint, Inc.	2,395,000	138,933,950
		$954,277,900
ENERGY — 6.5%
Canadian Natural Resouces Limited	5,100,000	$157,029,000
Ensco plc (ADR)	2,530,000	138,036,800
Groupe Bruxelles Lambert S.A. (ADR)	1,641,342	121,802,020
Occidental Petroleum Corporation	1,990,000	171,259,400
Rowan Companies, Inc.	1,425,000	48,122,250
		$636,249,470

CONSUMER NON-DURABLE GOODS — 3.4%
Anheuser-Busch InBev SA/NV (ADR)	2,395,900	$205,831,769
Anheuser-Busch InBev SA/NV	90,000	7,652,565
Unilever N.V. - NY shares	334,632	11,872,743
Unilever N.V.	3,094,147	109,458,854
		$334,815,931
INDUSTRIAL PRODUCTS — 2.8%
Henkel AG &Co. KGaA	920,000	$60,114,916
Owens-Illinois, Inc. *	5,681,600	106,586,816
Thales S.A.	2,990,000	102,681,384
		$269,383,116
ADVERTISING — 2.2%
The Interpublic Group of Companies	7,080,000	$78,729,600
WPP plc	9,958,408	135,311,860
		$214,041,460
AUTOMOTIVE — 0.9%
Renault S.A.	1,950,000	$91,509,990

REAL ESTATE — 0.8%
Countrywide Holdings, Ltd.— A*,**	3,171,611	$13,315,057
Countrywide Holdings, Ltd.— B*,**	3,171,611	—
Genting Malaysia Berhad	53,251,200	60,876,772
		$74,191,829

OTHER COMMON STOCKS — 3.8%		$364,392,954

TOTAL COMMON STOCKS — LONG — 64.4% (Cost $5,379,645,021)		$6,257,677,263

LIMITED PARTNERSHIP — 0.8% (Cost $70,002,134)
Endeavour Financial Restoration Fund, L.P.*,**,††	$31,286,138	$36,310,254
U.S. Farming Realty Trust, L.P.*,**,††	33,391,895	33,250,480
U.S. Farming Realty Trust II, L.P.*,**,††	5,324,101	5,324,101
		$74,884,835

DERIVATIVES/FUTURES
JPY Swaption 02/27/14*	51,459,597	$145,087
JPY Swaption 09/09/14*	16,806,550	1,787,702
JPY Swaption 09/09/14*	16,728,380	1,802,969
Euro @ € 1.22071 — 10/19/12*	15,000,000	(964,350)
Euro @ € 1.225895 — 10/19/12*	103,300,000	(6,105,547)
British Pounds @ £1.571 — 10/23/12*	60,000,000	(2,622,000)
Yen @ ¥ 78.223 — 11/26/12*	4,400,000,000	(139,128)
JPY Put @ $ 0.07525 03/24/22*	194,350,000	10,364,686
TOTAL DERIVATIVES/FUTURES — 0.0% (Cost $20,586,659)		$4,269,419

BONDS & DEBENTURES
CONVERTIBLE BONDS & DEBENTURES

HEALTH CARE — 0.1%
Omnicare Inc. — 3.75% 2025	$6,959,000	$9,855,684

FINANCIAL SERVICES – 0.1%
iStar Financial Inc.– 0.74575% 2012 (Floating)	$8,911,000	$8,966,693

TOTAL CONVERTIBLE BONDS & DEBENTURES – 0.2% (Cost $15,055,269)		$18,822,377

NON-CONVERTIBLE BONDS & DEBENTURES
CORPORATE BONDS & DEBENTURES
REAL ESTATE – 2.0%
Countrywide Holdings, Ltd. – 10% 2018 Reg S**	£3,539,051	$5,771,651
Countrywide Holdings, Ltd. – 10% 2018**	8,348,952	13,615,863
MOB Participation – 9.75% 2014**,††	$17,752,923	17,752,923
Stanwich Mortgage Loan Trust Series
2009-2 – 3.16% 2049**,††	10,984,871	4,912,435
2010-1A – 3.11% 2047**,††	7,343,831	3,714,510
2010-2A – 2.67% 2057**,††	35,906,292	18,103,952
2010-3A – 9.16% 2038**,††	18,245,516	9,128,231
2010-4A – 5.71% 2049**,††	27,689,818	12,939,452
2011-1A – 5.03% 2049**,††	53,059,631	27,985,188
2011-2A – 5.11% 2049**,††	34,411,019	18,416,915
2012-2A – 0.02% 2047**,††	20,479,681	7,885,476
2012-4A – 1.29% 2051**,††	38,134,601	16,934,433
Florida Mortgage Resolution Trust Series 2012-4A– 6.31% 2050 **,††	23,534,405	8,658,240
William Lyon Homes Inc. – 10.25% (Floating) **,††	24,594,500	24,594,500
		$190,413,769
FINANCIAL SERVICES – 1.1%
International Lease Finance Corporation
– 5.65% 2014	$5,515,000	$5,820,697
– 5.875% 2013	6,976,000	7,152,632
– 6.625% 2013	1,612,000	1,692,842
iStar Financial Inc.
– 5.7% 2014	20,649,000	20,601,507
– 5.85% 2017	4,950,000	4,481,631
– 5.875% 2016	18,785,000	17,376,125
– 6.05% 2015	6,912,000	6,613,609
Springleaf Financial Services
– 5.375% 2012	18,011,000	18,002,355
– 5.75% 2016	5,100,000	4,376,412
– 5.85% 2013	3,486,000	3,482,828
– 6.5% 2017	8,980,000	7,688,047
– 6.9% 2017	15,366,000	13,066,939
		$110,355,624
ENERGY– 0.3%
ATP Oil & Gas Corporation - 11.875% 2015	$136,713,000	$25,975,470

INDUSTRIAL PRODUCTS – 0.2%
Kion Group
–2.4709% 2014 Term Loan B (Floating)**	$12,724,010	$12,354,886
–2.7209% 2015 Term Loan C (Floating**	12,723,290	12,414,878
		$24,769,764

UTILITIES – 0.2%
GenOn Energy, Inc. – 7.625% 2014	$15,230,000	$16,382,302

BUSINESS SERVICES – 0.0%
First Data Corporation – 2.9846% 2014 (Floating)**	$2,509,266	$2,502,466

TOTAL CORPORATE BONDS & DEBENTURES – 3.8%		$370,399,395

U.S. GOVERNMENT & AGENCIES – 26.1%
Federal National Mortgage Association
– 0.28% 2012 (Floating)	$35,570,000	$35,581,382
– 7.5% 2028	37,629	43,717
U.S. Treasury Notes
– 0.375% 2012†	950,000,000	950,190,000
– 0.5% 2013	310,000,000	310,666,004
– 0.625% 2012†	345,000,000	345,561,971
– 0.75% 2013	110,000,000	110,326,128
– 1.375% 2013	70,000,000	70,388,010
– 1.375% 2013	455,000,000	456,635,179
– 3.125% 2013	135,000,000	137,318,207
– 3.875% 2012	120,000,000	121,663,596
TOTAL U.S. GOVERNMENT & AGENCIES		$2,538,374,194

TOTAL NON-CONVERTIBLE BONDS & DEBENTURES – 29.9% (Cost $2,902,673,580)		$2,908,773,589

TOTAL INVESTMENT SECURITIES – 95.3% (Cost $8,387,962,663)		$9,264,427,483

SHORT-TERM INVESTMENTS – 5.7%
Short-term Corporate Notes:
Exxon Mobil Corporation – 0.08% 10/0312	$45,000,000	$44,999,800
Federal Home Loan Bank
– 0.07% 10/01/12	42,498,000	42,498,000
– 0.07% 10/05/12	64,985,000	64,984,494
– 0.07% 10/10/12	85,000,000	84,998,512
– 0.07% 11/01/12	51,716,000	51,712,883
– 0.07% 11/23/12	40,000,000	39,995,878
– 0.08% 10/15/12	47,000,000	46,998,538
– 0.08% 10/18/12	88,085,000	88,081,672
– 0.08% 10/22/12	70,000,000	69,996,733
State Street Bank Repurchase Agreement – 0.01% 10/01/12 (Dated 09/28/12, repurchase price of $24,724,021, collateralized by $20,465,000 Principal Amount U.S. Treasury Bonds – 3.875% 2040, fair value $25,223,113)	24,724,000	24,724,021
TOTAL SHORT-TERM INVESTMENTS (Cost $558,990,531)		$558,990,531

TOTAL INVESTMENTS – 101.0% (Cost $8,946,953,194)		$9,823,418,014

SECURITIES SOLD SHORT
COMMON STOCKS SOLD SHORT
American Greetings Corporation (Class A)	(419,800)	$(7,052,640)
Avalonbay Communities, Inc.	(100,400)	(13,653,396)
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)	(200,657)	(1,555,092)
Banco Popular Espanol, S.A.	(289,794)	(633,432)
Douglas Emmett	(417,600)	(9,634,032)
Essex Propertry Trust, Inc.	(88,200)	(13,074,768)
Express Scripts, Inc. *	(385,427)	(24,154,710)
Federal Realty Investment Trust	(107,300)	(11,298,690)
HCP, Inc.	(226,700)	(10,083,616)
Hospitality Properties Trust	(182,300)	(4,335,094)
Intuitive Surgical, Inc. *	(9,900)	(4,906,737)
Jarden Corporation	(102,900)	(5,437,236)
Nissan Motor Co., Ltd.	(12,148,800)	(103,536,933)
PharMerica Corporation *	(320,700)	(4,060,062)
Pitney Bowes Inc.	(401,000)	(5,541,820)
Pool Corporation	(143,000)	(5,945,940)
Texas Roadhouse, Inc. (Class A)	(297,000)	(5,078,700)
Ventas Inc.	(61,800)	(3,847,050)
Volvo AB	(914,886)	(12,830,178)
		$(246,660,126)

OTHER COMMON STOCKS SOLD SHORT		$(12,030,726)

TOTAL COMMON STOCKS SOLD SHORT		$(258,690,852)

NON-CONVERTIBLE BONDS & DEBENTURES SOLD SHORT
Safeway Inc. – 3.95% 2020	$(6,810,000)	$(6,629,603)

TOTAL SECURITIES SOLD SHORT – (2.7)% (Proceeds $248,186,174)		$(265,320,455)

Other assets less liabilities, net – 1.7%		$162,695,836
TOTAL NET ASSETS – 100.0% – NOTE 2		$9,720,793,395

*	Non-income producing security.

**	Restricted securities. These restricted securities constituted 3.1% of total net assets at September 30, 2012.

†	Security segregated as collateral for securities sold short.

††

These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 2.3% of total net assets at September 30, 2012.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under policies adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks — Long (a)	$6,244,362,206	—	$13,315,057	$6,257,677,263
Limited Partnerships	—	—	74,884,835	74,884,835
Convertible Bonds & Debentures	—	$18,822,377	—	18,822,377
Non-Convertible Bonds & Debentures	—	179,985,626	190,413,769	370,399,395
U.S. Government & Agencies	—	2,538,374,194	—	2,538,374,194
Short-Term Investments (b)	—	558,990,531	—	558,990,531
	$6,244,362,206	$3,296,172,728	$278,613,661	$9,819,148,595
Currency Forwards	$—	$4,269,419	$—	$4,269,419
Securities Sold Short
Common Stocks Sold Short	$(258,690,852)	—	—	$(258,690,852)
Non-Convertible Bonds & Debentures Sold Short	—	$(6,629,603)	—	(6,629,603)
	$(258,690,852)	$(6,629,603)	—	$(265,320,455)

(a)         All common stocks are classified under Level 1, except for Countrywide Holdings, Ltd., which is classified under Level 3. The Schedule of Investments provides further information on major security types.

(b)         Comprised solely of short-term investments with maturities of 60 days or less that are valued at amorized cost.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended September 30, 2012:

Investment	Beginning Value at June 30, 2012	Net Realized and Unrealized Gains (Losses)	Purchases	(Sales)	Net Transfers In (Out)	Ending Value at September 30, 2012

Common Stocks — Long	$12,916,069	$398,988	—	—	—	$13,315,057
Limited Partnership	66,317,458	2,927,036	$6,354,203	$(713,862)	—	74,884,835
Non-Convertible Bonds & Debentures	203,833,296	16,215,728	499,315	(30,134,570)	—	190,413,769
	$283,066,823	$19,541,752	$6,853,518	$(30,848,432)	—	$278,613,661

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1, 2, or 3 during the quarter ended September 30, 2012.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities (excluding securities sold short) was $8,393,844,303 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$1,114,317,314
Gross unrealized depreciation:	(243,734,134)
Net unrealized appreciation:	$870,583,180

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	November 29, 2012

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	November 29, 2012